LONG TERM FINANCIAL ASSET AT FAIR VALUE (Details Narrative) - Shelfie tech ltd [member]		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Sep. 30, 2023 ₪ / shares
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 158
Number of shares issued | shares	944,217
Par value per share | (per share)	$ 0.167		₪ 0.001
Percentage of issued and outstanding held	1.20%
Financial assets at fair value through profit or loss		$ 200
Gain on disposals of investment properties		$ 123